Average Annual Total Returns - LVIP SSGA SP 500 Index Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	18.03%	14.94%	13.60%	17.74%	14.66%	13.32%	18.40%	15.22%	13.88%